Merger Agreement with Special Purpose Acquisition Company (“Spac”) (Tables)	12 Months Ended
Dec. 31, 2024
Merger Agreement with Special Purpose Acquisition Company (“Spac”) [Abstract]
Schedule of Fair Value of the Identifiable Net Assets
	Amount	Number of shares*)
	USD in thousands except to share amount
Shares issued to RNER shareholders		45,332
Closing price of the Company’s share on Nasdaq as of March 1, 2023 ($)	159
(A) Fair value of the Company’s shares issued to RNER shareholders	7,208
Public Warrants issued to RNER shareholders		155,078
Closing price of the Company’s warrants on Nasdaq as of March 1, 2023 ($)	17
Private Warrants issued to RNER shareholders		5,360
Fair Value of the Company’s warrants on as of March 1, 2023 ($)	13.3
(B) Fair value of the Company’s warrants issued to RNER shareholders	2,711
RNER assets	588
RNER liabilities	(2,981)

(C) Net liabilities of RNER	(2,393)

IFRS 2 Listing expenses (A+B-C)	12,312

*)	Shares and per share amounts have been retroactively adjusted to reflect the reverse share splits as described in note 20a.